Document and Entity Information	May 23, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001750019
Document Type	8-K
Document Period End Date	May 23, 2023
Entity Registrant Name	TCR2 THERAPEUTICS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38811
Entity Tax Identification Number	47-4152751
Entity Address, Address Line One	100 Binney Street
Entity Address, Address Line Two	Suite 710
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	949-5200
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	TCRR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false